Taxes - Schedule of Significant Portions of the Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Deferred tax assets
Expected credit loss	$ 21,266	$ 1,149
Net operating loss carry-forward	23,141	23,389
Total	$ 44,407	$ 24,538